Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Revenue

3.      Revenue

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s unaudited condensed consolidated financial statements. The unaudited condensed consolidated statements of operations and comprehensive income (loss) therefore does not include activity related to FCG after deconsolidation during the three months ended March 31, 2024, and include three months of activity related to FCG prior to deconsolidation during the three months ended March 31, 2023. After July 27, 2023, the assets and liabilities of FCG are no longer included within the Company’s unaudited condensed consolidated balance sheet. Prior to deconsolidation, FCG’s operations generated a majority of the Company’s consolidated revenue and contract asset and liability balances. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation. See total revenues of Falcon’s Creative Group, LLC under Note 4 — Investments and advances to equity method investments.

Disaggregated components of revenue for the Company for the three months ended March 31, 2024 and 2023 are as follows:

	Three months ended March 31,
	2024	2023
Services transferred over time:
Design and project management services	$—	$5,916
Media production services	—	75
Attraction hardware and turnkey sales	—	1,874
Other	1,516	—
Total revenue from services transferred over time	$1,516	$7,865
Services transferred at a point in time:
Digital media licenses	—	1,329
Total revenue from services transferred at a point in time	$—	$1,329
Total revenue	$1,516	$9,194

In March 2023, the Company licensed the right to use Ride Media Content to Sierra Parima. See Note 7 — Related party transactions for further discussion. After the deconsolidation of FCG, the Company recognizes related party revenue for corporate shared service support provided to FCG. Total related party revenues from services provided to our equity method investments were $1.5 million and $3.5 million for the three months ended March 31, 2024 and 2023, respectively. Of the total related party revenues from services provided to our equity method investments, the Company recognized $1.5 million revenue related to intercompany services provided to FCG for the three months ended March 31, 2024.

The following tables present the components of our Accounts receivable, net:

	As of
	March 31, 2024	December 31, 2023
Related party	$1,794	$632
Other	—	64
Total	$1,794	$696

There was no revenue recognized for the three months ended March 31, 2024 that was included in the contract liability balance as of December 31, 2023. Revenue recognized for the three months ended March 31, 2023 that was included in the contract liability balance as of December 31, 2022 was $1.1 million.

Geographic information

The Company has contracts with customers located in the United States, Caribbean, Saudi Arabia, Hong Kong, and Spain. The following table presents revenues based on the geographic location of the Company’s customer contracts:

	Three months ended March 31,
	2024	2023
Saudi Arabia	$—	$5,621
Caribbean	—	3,357
USA	1,516	74
Hong Kong	—	126
Other	—	16
Total revenue	$1,516	$9,194

Destinations Operations

The Company had no Destinations Operations revenue during the three months ended March 31, 2024 and 2023.

3.      Revenue

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s consolidated financial statements. The consolidated statement of operations and comprehensive loss therefore includes approximately seven months of activity related to FCG prior to deconsolidation during the year ended December 31, 2023. As of December 31, 2023 the assets and liabilities of FCG are no longer included within the Company’s consolidated balance sheet. Prior to deconsolidation, FCG’s operations generated a majority of the Company’s consolidated revenue and contract asset and liability balances. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation.

Disaggregated components of revenue for the Company for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Services transferred over time:
Design and project management services	$10,555	$10,963
Media production services	1,773	392
Attraction hardware and turnkey sales	2,052	4,302
Other	2,533	293
Total revenue from services transferred over time	$16,913	$15,950
Services transferred at a point in time:
Digital media licenses	1,331	—
Total revenue from services transferred at a point in time	$1,331	$—
Total revenue	$18,244	$15,950

Starting in March 2023 and continuing through the year ended December 31, 2023, the Company licensed the right to use RMC to Sierra Parima. See Note 2 — Summary of significant accounting policies and Note 11 — Related party transactions for further discussion. After the deconsolidation of FCG, the Company recognizes related party revenue for corporate shared service support provided to FCG. Total related party revenues from services provided to our equity method investments were $6.8 million and $5.8 million for the years ended December 31, 2023 and 2022, respectively. Of the total related party revenues from services provided to our equity method investments, the Company recognized $2.1 million revenue related to intercompany services provided to FCG for the year ended December 31, 2023.

The following tables present the components of our Accounts receivable and contract balances:

As of December 31, 2023
	Related party	Other	Total
Accounts receivable, net	$632	$64	$696
Contract assets	—	—	—
Contract liabilities	—	—	—
	As of December 31, 2022
	Related party	Other	Total
Accounts receivable, net	$489	$2,820	$3,309
Contract assets	1,680	1,012	2,692
Contract liabilities	(600)	(696)	(1,296)

Revenue recognized for the year ended December 31, 2023 that was included in the contract liability balance as of December 31, 2022 was $1.2 million. Revenue recognized for the year ended December 31, 2022 that was included in the contract liability balance as of December 31, 2021 was $2.5 million.

Geographic information

The Company has contracts with customers located in the United States, Caribbean, Saudi Arabia, Hong Kong, Qatar, Vietnam, Rwanda, China, and Spain. The following table presents revenues based on the geographic location of the Company’s customer contracts:

	Year ended December 31,
	2023	2022
Saudi Arabia	$11,358	$9,759
Caribbean	3,603	5,222
USA	2,160	93
Hong Kong	635	320
Other	488	556
Total revenue	$18,244	$15,950

Destinations Operations

Management and incentive fees of $0.5 million and $0.3 million from our Mallorca, Spain equity method investment were recognized in the years ended December 31, 2023 and 2022, respectively.